UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH AND TAX STRATEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2005

[LOGO OF USAA]
   USAA(R)

                                 USAA GROWTH and
                                       TAX STRATEGY Fund

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

                          1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    AUGUST 31, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                       MARKET
    AMOUNT                                                                              COUPON                    VALUE
     (000)     SECURITY                                                                   RATE      MATURITY      (000)
-----------------------------------------------------------------------------------------------------------------------
               TAX-EXEMPT SECURITIES (52.7%)

               TAX-EXEMPT BONDS (50.7%)

               ARIZONA (1.8%)
   $ 3,000     Maricopa County School District GO (INS)                                   5.00%    7/01/2017    $ 3,366

               ARKANSAS (1.4%)
     2,500     Conway Health Facilities Board Hospital RB, Series 1999A                   6.40     8/01/2029      2,709

               CALIFORNIA (1.1%)
     2,000     Public Works Board RB (MLO), Series 2004F                                  5.00    11/01/2029      2,111

               CONNECTICUT (3.2%)
     6,000     Mashantucket (Western) Pequot Tribe RB, Series 1997B(b)                    5.75     9/01/2027      6,226

               GEORGIA (3.1%)
     4,500     Atlanta Airport RB, Series 2000A (INS)(PRE)(e)                             5.60     1/01/2030      4,983
     1,000     Burke County Development Auth. PCRB, 2005 2nd Series (INS)                 4.63     5/01/2034      1,008

               HAWAII (1.2%)
     2,000     State GO, Series 2003DA (INS)                                              5.25     9/01/2019      2,223

               LOUISIANA (1.4%)
     2,500     Local Government Environmental Facilities and Community
                 Development Auth. RB, Series 2000 (INS)                                  6.55     9/01/2025      2,785

               MAINE (1.7%)
     3,000     Health and Higher Educational Facilities Auth. RB, Series 2000C (INS)      5.75     7/01/2030      3,331

               MICHIGAN (6.1%)
     4,000     Detroit Sewage Disposal RB, Series 1999A (INS)(PRE)(e)                     5.75     7/01/2026      4,452
     4,000     Hospital Finance Auth. RB, Series 1996                                     6.25    10/01/2027      4,111
     3,000     Hospital Finance Auth. RB, Series 2005 (INS)                               5.00    11/15/2026      3,199

               MISSOURI (0.8%)
     1,500     Health and Educational Facility Auth. RB, Series 2005A(d)                  5.38     2/01/2035      1,583

               MONTANA (0.5%)
     1,000     Facility Finance Auth. RB, Series 2002 (Providence Services) (INS)         4.75    12/01/2021      1,042

               NEW JERSEY (0.5%)
     1,000     Middlesex County Improvement Auth. RB, Series 2004A                        5.00     8/15/2023      1,047

               NEW YORK (9.7%)
     2,000     Housing Finance Agency RB, Series 2005A (INS)                              5.00     9/15/2034      2,119
     4,000     Metropolitan Transportation Auth. RB, Series 2000A (PRE)                   6.00     4/01/2030      4,493
     2,395     New York City GO, Series 2000A (PRE)                                       6.00     5/15/2020      2,719
       295     New York City GO, Series 2000A                                             6.00     5/15/2020        327
     2,000     New York City IDA Civic Facility RB, Series 2005B-2
                  (Ethical Culture School) (INS)                                          4.50     6/01/2035      2,020
     3,000     New York City Municipal Water Finance Auth. RB, Series 2005D               5.00     6/15/2037      3,182
     1,000     Sales Tax Asset Receivables Co. RB, Series 2004A (INS)                     5.00    10/15/2032      1,068
     1,000     State Environmental Facilities Corp. RB, Series 2004E                      5.00     6/15/2025      1,079
     1,500     Urban Development Corp. RB, Series 2002C-1 (PRE)                           5.00     3/15/2025      1,661

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                       MARKET
    AMOUNT                                                                              COUPON                    VALUE
     (000)     SECURITY                                                                   RATE      MATURITY      (000)
-----------------------------------------------------------------------------------------------------------------------
               OHIO (2.0%)
   $ 1,000     Municipal Electric Generation Agency RB, Joint Venture 5 (INS)             5.00%    2/15/2023    $ 1,071
     2,470     State Univ. General Receipt Bonds, Series 2003B                            5.25     6/01/2017      2,750

               RHODE ISLAND (0.1%)
       205     Housing and Mortgage Finance Corp. SFH RB, Series 15-A                     6.85    10/01/2024        207

               TEXAS (11.8%)
     4,000     Houston Utility Systems RB, Series 2004A (INS)                             5.13     5/15/2028      4,303
     5,675     Lewisville RB, Series 1998B (INS)                                          5.80     9/01/2025      6,584
    30,270     Northwest ISD GO, Series 1997 (NBGA)                                       6.38(a)  8/15/2032      5,950
     2,000     Pflugerville GO, Series 2003A (INS)                                        5.00     8/01/2028      2,110
     3,420     San Antonio Water System RB, Series 2002A (INS)                            5.50     5/15/2018      3,816

               WASHINGTON (0.5%)
     1,000     Vancouver Downtown Redevelopment Auth. RB, Series 2003A (INS)              5.00     1/01/2023      1,030

               WISCONSIN (3.8%)
       500     Muskego Norway School District GO (INS)(PRE)                               5.00     4/01/2022        537
     6,030     Univ. of Wisconsin Hospitals and Clinics Auth. RB,
                 Series 2000 (INS)(PRE)                                                   6.13     4/01/2021      6,722
                                                                                                                -------
               Total tax-exempt bonds (cost: $89,890)                                                            97,924
                                                                                                                -------
               TAX-EXEMPT MONEY MARKET INSTRUMENTS (2.0%)

               VARIABLE-RATE DEMAND NOTES (1.6%)(c)
               ------------------------------------
               CALIFORNIA (0.7%)
     1,400     Irvine Limited Obligation Improvement Bonds
                 (LOC - State Street Bank & Trust Co.)                                    2.20     9/02/2022      1,400
                                                                                                                -------
               FLORIDA (0.2%)
       275     Lee Memorial Health System Hospital RB, Series 1995A                       2.35     4/01/2025        275
                                                                                                                -------
               SOUTH DAKOTA (0.7%)
     1,300     Lawrence County PCRB, Series 1997B (LOC - JPMorgan Chase Bank, N.A.)       2.36     7/01/2032      1,300
                                                                                                                -------
                                                                                                                  2,975
                                                                                                                -------

    NUMBER
 OF SHARES
----------
               MONEY MARKET FUNDS (0.4%)
               -------------------------
   832,792     SSgA Tax Free Money Market Fund                                            1.86(f)          -        833
                                                                                                                -------
               Total tax-exempt money market instruments (cost: $3,808)                                           3,808
                                                                                                                -------
               Total tax-exempt securities (cost: $93,698)                                                      101,732
                                                                                                                -------
               BLUE CHIP STOCKS (46.8%)

               APPAREL & ACCESSORIES & LUXURY GOODS (0.9%)
    54,650     Coach, Inc.*                                                                                       1,814
                                                                                                                -------
               APPAREL RETAIL (1.8%)
    39,800     American Eagle Outfitters, Inc.                                                                    1,139
    36,100     Chico's FAS, Inc.*                                                                                 1,253
    19,925     Urban Outfitters, Inc.*                                                                            1,109
                                                                                                                -------
                                                                                                                  3,501
                                                                                                                -------

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                                       MARKET
    NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                                 (000)
-------------------------------------------------------------------------------------------------------------
               ASSET MANAGEMENT & CUSTODY BANKS (3.1%)
    17,050     Franklin Resources, Inc.                                                              $  1,372
    30,162     Legg Mason, Inc.                                                                         3,153
    21,450     T. Rowe Price Group, Inc.                                                                1,351
                                                                                                     --------
                                                                                                        5,876
                                                                                                     --------
               BIOTECHNOLOGY (1.9%)
    28,500     Amgen, Inc.*                                                                             2,277
    14,600     Genentech, Inc.*                                                                         1,372
                                                                                                     --------
                                                                                                        3,649
                                                                                                     --------
               COMMUNICATIONS EQUIPMENT (2.8%)
    46,850     Cisco Systems, Inc.*                                                                       825
    70,075     Corning, Inc.*                                                                           1,399
    97,425     Motorola, Inc.                                                                           2,132
    23,675     QUALCOMM, Inc.                                                                             940
                                                                                                     --------
                                                                                                        5,296
                                                                                                     --------
               COMPUTER & ELECTRONICS RETAIL (0.8%)
    33,262     Best Buy Co., Inc.                                                                       1,585
                                                                                                     --------
               COMPUTER HARDWARE (2.5%)
    48,000     Apple Computer, Inc.*                                                                    2,253
    29,250     Dell, Inc.*                                                                              1,041
    57,675     Hewlett-Packard Co.                                                                      1,601
                                                                                                     --------
                                                                                                        4,895
                                                                                                     --------
               CONSUMER ELECTRONICS (0.7%)
    13,375     Harman International Industries, Inc.                                                    1,383
                                                                                                     --------
               DEPARTMENT STORES (0.6%)
     8,750     Sears Holdings Corp.*                                                                    1,189
                                                                                                     --------
               DRUG RETAIL (1.0%)
    40,300     Walgreen Co.                                                                             1,867
                                                                                                     --------
               FOOD RETAIL (1.0%)
    15,525     Whole Foods Market, Inc.                                                                 2,007
                                                                                                     --------
               HEALTH CARE EQUIPMENT (2.5%)
    42,150     St. Jude Medical, Inc.*                                                                  1,935
    30,125     Stryker Corp.                                                                            1,643
    16,125     Zimmer Holdings, Inc.*                                                                   1,325
                                                                                                     --------
                                                                                                        4,903
                                                                                                     --------
               HEALTH CARE SERVICES (1.0%)
    43,050     Caremark Rx, Inc.*                                                                       2,012
                                                                                                     --------
               HOME IMPROVEMENT RETAIL (1.0%)
    28,625     Lowe's Companies, Inc.                                                                   1,841
                                                                                                     --------
               HOMEBUILDING (2.2%)
    18,050     KB HOME                                                                                  1,339
    12,825     Pulte Homes, Inc.                                                                        1,105
    36,525     Toll Brothers, Inc.*                                                                     1,755
                                                                                                     --------
                                                                                                        4,199
                                                                                                     --------
               HOUSEHOLD PRODUCTS (1.6%)
    55,600     Procter & Gamble Co.                                                                     3,085
                                                                                                     --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                                       MARKET
    NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                                 (000)
-------------------------------------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES (1.0%)
    56,200     General Electric Co.                                                                  $  1,889
                                                                                                     --------
               INTERNET RETAIL (0.9%)
    40,350     eBay, Inc.*                                                                              1,634
                                                                                                     --------
               INTERNET SOFTWARE & SERVICES (2.7%)
    12,050     Google, Inc. "A"*                                                                        3,446
    53,375     Yahoo!, Inc.*                                                                            1,780
                                                                                                     --------
                                                                                                        5,226
                                                                                                     --------
               INVESTMENT BANKING & BROKERAGE (1.5%)
    57,400     Ameritrade Holding Corp.*                                                                1,142
    16,425     Lehman Brothers Holdings, Inc.                                                           1,736
                                                                                                     --------
                                                                                                        2,878
                                                                                                     --------
               IT CONSULTING & OTHER SERVICES (0.5%)
    19,750     Cognizant Technology Solutions Corp. "A"*                                                  899
                                                                                                     --------
               LIFE & HEALTH INSURANCE (1.5%)
    26,325     MetLife, Inc.                                                                            1,289
    24,325     Prudential Financial, Inc.                                                               1,566
                                                                                                     --------
                                                                                                        2,855
                                                                                                     --------
               MANAGED HEALTH CARE (4.1%)
    25,275     Aetna, Inc.                                                                              2,014
    13,100     CIGNA Corp.                                                                              1,511
    34,400     UnitedHealth Group, Inc.                                                                 1,771
    35,825     WellPoint, Inc.*                                                                         2,660
                                                                                                     --------
                                                                                                        7,956
                                                                                                     --------
               OIL & GAS EQUIPMENT & SERVICES (0.8%)
    24,300     National Oilwell Varco, Inc.*                                                            1,560
                                                                                                     --------
               OIL & GAS EXPLORATION & PRODUCTION (2.2%)
    13,300     Apache Corp.                                                                               953
    14,925     Burlington Resources, Inc.                                                               1,101
    17,100     EOG Resources, Inc.                                                                      1,091
    27,133     XTO Energy, Inc.                                                                         1,080
                                                                                                     --------
                                                                                                        4,225
                                                                                                     --------
               PUBLISHING (0.9%)
    19,175     Getty Images, Inc.*                                                                      1,641
                                                                                                     --------
               SEMICONDUCTORS (3.4%)
    35,950     Broadcom Corp. "A"*                                                                      1,564
   111,625     Intel Corp.                                                                              2,871
    66,225     Texas Instruments, Inc.                                                                  2,164
                                                                                                     --------
                                                                                                        6,599
                                                                                                     --------
               SPECIALIZED FINANCE (1.9%)
     4,750     Chicago Mercantile Exchange Holdings, Inc.                                               1,318
    49,400     Moody's Corp.                                                                            2,426
                                                                                                     --------
                                                                                                        3,744
                                                                                                     --------
               Total blue chip stocks (cost: $75,855)                                                  90,208
                                                                                                     --------

               TOTAL INVESTMENTS (COST: $169,553)                                                    $191,940
                                                                                                     ========

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USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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           (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

            6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of August 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2005, were $22,885,000 and $498,000, respectively, resulting in net unrealized appreciation of $22,387,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $192,911,000 at August 31, 2005, and, in total, may not equal 100%.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         GO     General Obligation
         IDA    Industrial Development Authority/Agency
         ISD    Independent School District
         MLO    Municipal Lease Obligation
         PRE    Prerefunded to a date prior to maturity
         PCRB   Pollution Control Revenue Bond
         RB     Revenue Bond
         SFH    Single-Family Housing

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Texas Permanent School Fund.
         (INS)  Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., ACA
                Financial Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

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           (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (c) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (d) Delayed-delivery security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At August 31, 2005, the aggregate market value of securities purchased on a delayed-delivery basis was $1,583,000.

         (e) At August 31, 2005, portions of these securities were segregated to cover delayed-delivery purchases.

         (f) Rate represents the money market fund annualized seven-day yield at August 31, 2005.

         * Non-income-producing security for the 12 months preceding August 31, 2005.

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48046-1005                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 19, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 25, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.